Fair Value Measurements and Hierarchy - Summary of Changes in Fair Value (Details) - P3 Health Partners Inc. - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2021	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor		Successor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor
Beginning balance							$ 6,316,605	$ 502,276	$ 6,316,605	$ 6,316,605	$ 6,316,605
Mark-to-Market Adjustment for Stock Warrants								$ (344,101)	10,661,579
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Mark-to-Market Adjustment of Stock Warrants	Mark-to-Market Adjustment of Stock Warrants	Mark-to-Market Adjustment of Stock Warrants				Mark To Market Adjustment Of Foresight Stock Warrants		Mark-to-Market Adjustment of Stock Warrants		Mark-to-Market Adjustment of Stock Warrants
Ending balance	$ 502,276		$ 502,276		$ 158,175	$ 16,978,184		$ 158,175	$ 16,978,184			$ 6,316,605